Share-based payments (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reconciliation of Outstanding Share Options
Set out below are summaries of options and RSUs granted under all plans:

	Number of options/RSUs	Weighted average exercise price
	Six months ended 31 Dec 2022	Six months ended 31 Dec 2022

Outstanding as at 1 July 2022	9,010,547	$41.67
Granted during the period	2,058,094	$0.00
Forfeited during the period	(170,440)	$14.01
Exercised during the period	(4,000)	$0.00

Outstanding as at 31 December 2022	10,894,201	$34.25

Exercisable as at 31 December 2022	3,440,160	$3.00

Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted Share Units Granted
Director	Title	Number of RSU's granted

Daniel Roberts	Executive Director and Co-CEO	534,853
William Roberts	Executive Director and Co-CEO	534,853
Michael Alfred	Non-Executive Director	4,000

Key Management Personnel [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted Share Units Granted
KMP	Title	Number of RSUs granted

Lindsay Ward	President	160,858
David Shaw	Chief Operating Officer	84,450
Belinda Nucifora	Chief Financial Officer	80,107

Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted Share Units Granted
Director	Title	Number of RSU's granted

David Batholomew	Non-Executive Director	34,853
Chris Guzowski	Non-Executive Director	34,853
Michael Alfred	Non-Executive Director	34,853